SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total intellectual properties	$ 3,563,177	$ 3,419,922
Less: accumulated amortization	(2,381,233)	(1,963,294)
Total intellectual properties, net	1,181,944	1,456,628
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Total intellectual properties	3,277,603	3,109,539
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intellectual properties		36,319
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total intellectual properties	239,829	228,319
Capitalized Acquisition Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Total intellectual properties	$ 45,745	$ 45,745